Investment in associate, Continuity of Investment in Associate (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Continuity Investment in Associate [Abstract]
Company's share of loss	$ (298,804)	$ 0	$ (405,654)	$ 0
Monroe Sequestration Partners ("MSP") [Member]
Continuity Investment in Associate [Abstract]
Beginning balance			0
Investment by the Company			1,220,000
Company's share of loss			(405,654)
Ending balance	$ 814,346		$ 814,346